Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Tangible assets	$ 3,742,000,000	$ 4,111,000,000	$ 4,058,000,000
Goodwill	127,000,000	126,000,000	126,000,000
Impairment of goodwill	9,000,000	0	0
Impairment and derecognition of tangible assets	288,000,000	3,000,000	5,000,000
Deferred tax assets	4,000,000	4,000,000	1,000,000
Deferred tax liabilities	363,000,000	496,000,000	514,000,000
Taxation liability	53,000,000	111,000,000	91,000,000
Taxation asset	3,000,000	14,000,000	27,000,000
Rehabilitation obligations	724,000,000	705,000,000	683,000,000
Inventories (excluding finished goods and mine operating supplies)	424,000,000	397,000,000	393,000,000
Receivables from recoverable tax, rebates, levies and duties	174,000,000	135,000,000	94,000,000
Post-retirement obligations	122,000,000	118,000,000	89,000,000
Investments in associates and joint ventures	1,507,000,000	1,448,000,000	1,465,000,000
Tax losses
Significant Accounting Policies [Line Items]
Deferred tax assets	$ 470,000,000	477,000,000	452,000,000
Motor vehicles
Significant Accounting Policies [Line Items]
Useful life	5 years
Computer equipment
Significant Accounting Policies [Line Items]
Useful life	3 years
Provision for Silicosis Settlement
Significant Accounting Policies [Line Items]
Provision for settlement	$ 63,000,000	$ 0	$ 0